UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $885,367 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    62538  1400000 SH       SOLE                  1400000
ASSURED GUARANTY LTD           COM              G0585R106    59853  2359200 SH       SOLE                  2359200
BIOLASE TECHNOLOGY INC         COM              090911108     1680   200000 SH       SOLE                   200000
CBS CORP NEW                   CL B             124857202    59510  2200000 SH       SOLE                  2200000
CONSECO INC                    COM NEW          208464883    32340  1400000 SH       SOLE                  1400000
COVANTA HLDG CORP              COM              22282E102    38701  2192700 SH       SOLE                  2192700
EMBARQ CORP                    COM              29078E105    67429  1645000 SH       SOLE                  1645000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    56105  2450000 SH       SOLE                  2450000
GRAFTECH INTL LTD              COM              384313102    44080  7600000 SH       SOLE                  7600000
KEYNOTE SYS INC                COM              493308100    11341  1100000 SH       SOLE                  1100000
LA Z BOY INC                   COM              505336107     4351   310800 SH       SOLE                   310800
LEAR CORP                      COM              521865105    46641  2100000 SH       SOLE                  2100000
LOEWS CORP                     COM              540424108    32667   921500 SH       SOLE                   921500
MARTHA STEWART LIVING OMNIME   CL A             573083102    10507   628800 SH       SOLE                   628800
MCGRAW HILL COS INC            COM              580645109    94136  1874100 SH       SOLE                  1874100
NOVELIS INC                    COM              67000X106    25203  1167900 SH       SOLE                  1167900
PXRE GROUP LTD                 COM              G73018106    15763  4237353 SH       SOLE                  4237353
REPUBLIC AWYS HLDGS INC        COM              760276105    34876  2049128 SH       SOLE                  2049128
RYERSON INC                    COM              78375P107    56376  2088000 SH       SOLE                  2088000
SCOTTISH RE GROUP LTD          ORD              G7885T104    46047  2760600 SH       SOLE                  2760600
SULPHCO INC                    COM              865378103     5256   734100 SH       SOLE                   734100
SUPERIOR INDS INTL INC         COM              868168105     6402   350000 SH       SOLE                   350000
USEC INC                       COM              90333E108    23427  1976900 SH       SOLE                  1976900
WASHINGTON MUT INC             COM              939322103    50138  1100000 SH       SOLE                  1100000